7. CASH AND CASH EQUIVALENTS (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts		R$ 1,670.2				R$ 1,730.4
Cash equivalents		6,010.8				6,356.9
Cash and cash equivalents		R$ 6,010.8				6,356.9			R$ 5,362.9	R$ 6,006.9
USD
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts | $	$ 525.1				$ 680.1
USD | Fixed term deposit [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents | $	$ 66.2				327.0
Average rate (p.a.)	2.95%	2.95%	2.95%	2.95%
USD | Overnight [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents | $	$ 645.6				$ 421.5
Average rate (p.a.)	0.50%	0.50%	0.50%	0.50%
Brazil
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts		R$ 135.0				46.4
Cash equivalents						3,861.9
Brazil | Investment funds [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents		R$ 5.3				26.9
Average rate (p.a.)	1.87%	1.87%	1.87%	1.87%
Brazil | Savings account [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents		R$ 4.0				4.8
Average rate (p.a.)	2.76%	2.76%	2.76%	2.76%
Brazil | Bank deposit certificates [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents		R$ 3,527.8				3,830.2
Average rate (p.a.)	6.96%	6.96%	6.96%	6.96%
Euro Member Countries, Euro
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts | €			€ 181.8				€ 274.3
Other currencies
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts | £				£ 828.3				£ 729.6
Other currencies | Fixed term deposit [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents | £				£ 91.7				£ 16.1
Average rate (p.a.)	1.78%	1.78%	1.78%	1.78%
USD and Other Currencies [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents		R$ 803.5				R$ 764.6